Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Equity (Deficit) [Member]
Beginning Balance at Dec. 31, 2011	$ (47,702)	$ 66,062	$ 5	$ 5,313		$ (53,020)
Beginning Balance, shares at Dec. 31, 2011		52,322,000	4,421,000
Exercise of common stock options	697			697
Exercise of common stock options, shares			494,000
Stock based compensation	2,102			2,102
Restricted shares vesting	513			513
Vesting of restricted common stock, shares			89,000
Issuance of common stock warrants	50			50
Issuance of Series E redeemable convertible preferred stock - net of issuance costs of $103		35,096
Issuance of Series E redeemable convertible preferred stock, shares		6,267,000
Accretion of redeemable convertible preferred stock to redemption	(81)	(81)		(81)
Accretion of redeemable convertible preferred stock to redemption	81	81		81
Cumulative translation adjustment	(10)				(10)
Net loss	(18,778)					(18,778)
Ending Balance, Amount at Dec. 31, 2012	(63,209)	101,239	5	8,594	(10)	(71,798)
Ending Balance, shares at Dec. 31, 2012		58,589,000	5,004,000
Exercise of common stock options	621			621
Exercise of common stock options, shares			230,000
Stock based compensation	3,353			3,353
Restricted shares vesting	384			384
Vesting of restricted common stock, shares			67,000
Accretion of redeemable convertible preferred stock to redemption	(54)	(54)		(54)
Accretion of redeemable convertible preferred stock to redemption	54	54		54
Cumulative translation adjustment	(69)				(69)
Net loss	(34,274)					(34,274)
Ending Balance, Amount at Dec. 31, 2013	(93,248)	101,293	5	12,898	(79)	(106,072)
Ending Balance, shares at Dec. 31, 2013		58,589,000	5,301,000
Exercise of common stock options	3,794		1	3,793
Exercise of common stock options, shares	850,000		850,000
Stock based compensation	16,593			16,593
Accretion of redeemable convertible preferred stock to redemption	(331)	(331)		(331)
Accretion of redeemable convertible preferred stock to redemption	331	331		331
Conversion of preferred stock to common stock	101,624	(101,624)	20	101,604
Conversion of preferred stock to common stock, shares		(58,589,000)	19,530,000
Issuance of common stock in relation to Initial Public Offering, net of offering costs incurred of $3,126	130,562		6	130,556
Issuance of common stock in relation to Initial Public Offering, shares			5,750,000
Cumulative translation adjustment	(66)				(66)
Net loss	(48,229)					(48,229)
Ending Balance, Amount at Dec. 31, 2014	$ 110,699		$ 32	$ 265,113	$ (145)	$ (154,301)
Ending Balance, shares at Dec. 31, 2014			31,431,000